Note 8 - Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

The components of intangible assets as of March 31, 2013 and 2014 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	6,424,471	$62,386
Total	6,424,471	6,424,471	62,386
Less accumulated amortization
Customer relationships	(1,759,440)	(2,222,514)	(21,582)
Total	(1,759,440)	(2,222,514)	(21,582)
Intangible assets subject to amortization—net	4,665,031	4,201,957	40,804

Intangible assets not subject to amortization:
Telephone rights	19,400	29,987	291
Trademark	107,000	107,000	1,039
Goodwill	5,969,951	5,969,951	57,972
Total	6,096,351	6,106,938	59,302

Total intangible assets	¥10,761,382	10,308,895	$100,106

The weighted average amortization period for customer relationships is approximately 15.6 years. The amortization expenses for the years ended March 31, 2013 and 2014 were ¥557,559 thousand and ¥463,074  thousand ($4,497 thousand), respectively. The estimated aggregate amortization expense of intangible assets for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥397,031	3,855
2016	388,014	3,768
2017	380,496	3,695
2018	365,460	3,549
2019	355,410	3,451

The Company recorded ¥37,000 thousand and ¥48,000 thousand of loss on impairment of the trademark right related to hi-ho in “Sales and marketing” expenses in the Company’s consolidated statement of income for the year ended March 31, 2012 and 2013, respectively. Because hi-ho recently recorded an operating loss, the Company recognized that the trademark might be impaired. The carrying value of the trademark exceeded its fair value and the impairment loss was recognized in an amount equal to the excess of the carrying amount of the trademark over the fair value of the trademark. The fair value of the trademark was calculated with the relief from royalty method. The amount of loss was included in the Network service and system integration business segment.

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2013 and 2014, by operating segment:

	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2012
Goodwill	¥5,673,064	¥235,551	¥5,908,615
Accumulated impairment losses	(120,282)	-	(120,282)

	5,552,782	235,551	5,788,333

Acquisition	181,618	-	181,618

Impairment losses	-	-	-

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	$56,853	$2,287	$59,140
Accumulated impairment losses	(120,282)	-	(120,282)	(1,168)	-	(1,168)

	5,734,400	235,551	5,969,951	55,685	2,287	57,972

Acquisition	-	-	-	-	-	-

Impairment losses	-	-	-	-	-	-

Balance at March 31, 2014
Goodwill	5,854,682	235,551	6,090,233	56,853	2,287	59,140
Accumulated impairment losses	(120,282)	-	(120,282)	(1,168)	-	(1,168)
	¥5,734,400	¥235,551	¥5,969,951	$55,685	$2,287	$57,972

No impairment of goodwill was recognized during the years ended March 31, 2012, 2013 and 2014.

On April 2, 2012, IIJ acquired a new subsidiary, IIJ-Exlayer and recorded goodwill of ¥181,618 thousand . The goodwill components were mainly attributable to human resources and the goodwill was included in the network service and system integration business segment.